Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2019 USD ($) shares
Conversion of Series C Preferred Stock Into Series F Preferred Stock [Member]
Preferred stock converted (in shares)	1,563
Conversion of Series E Preferred Stock Into Series F Preferred Stock [Member]
Preferred stock converted (in shares)	1,200
Conversion of Series C and Series E Preferred Stock Into Series F Preferred Stock [Member]
Common stock issued (in shares)	2,763
Series G Convertible Preferred Stock Issued in Exchange for Cancellation of Term notes Payable [Member]
Preferred stock converted (in shares)	250
Notes payable cancelled in exchange for convertible preferred stock | $	$ 250,000
Conversion of Series C Preferred Stock Into Common Stock [Member]
Preferred stock converted (in shares)	587
Common stock issued (in shares)	39
Conversion of Series F Preferred Stock Into Common Stock [Member]
Preferred stock converted (in shares)	180
Common stock issued (in shares)	20